Taxes	6 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Taxes

Note 11 — Taxes

Income tax

Cayman Islands

Under the current laws of the Cayman Islands, WiMi Cayman, MicroAlgo, VIYI and VIWO are not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

WiMi HK, Micro Beauty, VIDA, ICinit, VIYI Ltd, Viwo Tech and Viwo HK are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, WiMi HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Seychelles

Skystar is incorporated in Seychelles and is not subject to tax on income generated outside of Seychelles under the current law. In addition, upon payments of dividends by these entities to their shareholders, no withholding tax will be imposed.

Singapore

Fe-da Electronics and Weeto are incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first SGD 10,000 (approximately RMB 49,000) taxable income and 50% of the next SGD 190,000 (approximately RMB 937,000) taxable income are exempted from income tax.

PRC

The subsidiaries and VIE incorporated in the PRC are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years.

Korgas Duodian, and Korgas Weidong were formed and registered in Korgas in Xinjiang, China from 2016 to 2020, and Kashi Duodian was formed and registered in Kashi in Xinjiang, China in 2019. These companies are not subject to income tax for 5 years and can obtain another two years of tax-exempt status and three years at reduced income tax rate of 12.5% after the 5 years due to the local tax policies to attract companies in various industries.

Shenzhen Qianhai was formed and registered in Qianhai District in Guangdong Provence, China in 2015. It is subject to income tax at a reduced rate of 15% due to the local tax policies to attract companies in various industries.

Lixin Technology and Weidong were formed and registered in the free tax zone in Hainan Provence, China in 2020. These companies are subject to income tax at a reduced rate of 15% due to the local tax policies to attract companies in various industries.

Significant components of the provision for income taxes are as follows:

	For the six months ended June 30, 2023	For the six months ended June 30, 2024	For the six months ended June 30, 2024
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Current	(42,705)	(457,941)	(64,256)
Deferred	-	(932,125)	(130,792)
Provision for income taxes	(42,705)	(1,390,066)	(195,048)

Deferred tax assets and liabilities

Significant components of deferred tax assets and liabilities were as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Deferred tax assets:
Allowance for credit losses	987,848	55,723	7,819
Net operating loss carry forwards	19,352,270	-	-
Less: valuation allowance	(19,352,270)	-	-
Deferred tax assets, net	987,848	55,723	7,819
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	-	-	-
Total deferred tax liabilities, net	-	-	-

The Company evaluated the recoverable amounts of deferred tax assets and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weight to the relative impact of the evidence to the extent it could be objectively verified.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2023 and June 30,2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the year ended December 31,2023 and for the six months ended June 30, 2024.

Value added taxes (“VAT”) and goods and services taxes (“GST”)

Revenue represents the invoiced value of service, net of VAT or GST. The VAT and GST are based on gross sales price. VAT rate is 6% on services and 13% on goods in China, and GST rate is generally 7% in Singapore.

Taxes payable consisted of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
VAT taxes payable	396,457	563,066	79,007
Income taxes payable	5,024,623	4,986,466	699,678
Other taxes payable*	2,009,768	1,996,751	280,175
Totals	7,430,848	7,546,283	1,058,860

*	Other taxes payable includes deed tax payable, individual income tax payable and city maintenance and construction tax payable.